Condensed Consolidated Interim Statements of Changes in Equity (Deficit) - MXN ($) $ in Thousands	Total	Total	Certificates of Contribution “A”	Mexican Government contributions	Legal reserve	Accumulated other comprehensive result Cumulative currency translation effect	Accumulated other comprehensive result Actuarial gains on employee benefits effect	Accumulated deficit, for the year	Accumulated deficit, from prior years	Non- controlling interest
Beginning balance at Dec. 31, 2022	$ (1,768,822,225)	$ (1,768,533,615)	$ 1,029,592,293	$ 66,730,591	$ 1,002,130	$ 25,437,210	$ 26,300,178	$ 100,412,051	$ (3,018,008,068)	$ (288,610)
Transfer to accumulated deficit								(100,412,051)	100,412,051
Increase in Certificates of Contribution “A”	102,670,500	102,670,500	102,670,500
Total comprehensive (loss) income	86,669,128	86,569,992				(41,965,985)	125,479,436	3,056,541		99,136
Ending balance at Sep. 30, 2023	(1,579,482,597)	(1,579,293,123)	1,132,262,793	66,730,591	1,002,130	(16,528,775)	151,779,614	3,056,541	(2,917,596,017)	(189,474)
Beginning balance at Dec. 31, 2023	(1,652,978,810)	(1,652,862,171)	1,196,207,416	66,730,591	1,002,130	(28,679,410)	21,366,405	8,106,714	(2,917,596,017)	(116,639)
Transfer to accumulated deficit								(8,106,714)	8,106,714
Increase in Certificates of Contribution “A”	150,509,050	150,509,050	150,509,050
Total comprehensive (loss) income	(236,711,946)	(236,572,916)				72,303,538	121,077,944	(429,954,398)		(139,030)
Ending balance at Sep. 30, 2024	$ (1,739,181,706)	$ (1,738,926,037)	$ 1,346,716,466	$ 66,730,591	$ 1,002,130	$ 43,624,128	$ 142,444,349	$ (429,954,398)	$ (2,909,489,303)	$ (255,669)